UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Royal Bank of Canada (Caribbean) Corporation
       2nd Floor, Building 2
       Chelston Park
       Collymore Rock
       St. Michael
       Barbados


Form 13F File Number: 28-  Form 13f file number not yet assigned
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Arlita Stewart
Title: Chief Operating Officer
Phone  (246) 467 4334

        /s/ Arlita Stewart          Bidgetown, Barbados   05/11/2005
--------------------------------------------------------------------
            [Signature]                [City, State]        [Date]

Name:  Gordon Anderson
Title: Chief Operating Officer
Phone  (246) 467 4334


        /s/ Gordon Anderson         Bidgetown, Barbados   05/11/2005
--------------------------------------------------------------------
            [Signature]                [City, State]        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None


     Form 13F File Number                Name

     28-  -----------------------------   ------------------------------



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                     1
                                         ---------------
Form 13F Information Table Entry Total:               72
                                         ---------------
Form 13F Information Table Value Total:  US $149,447,567
                                         ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name

1. Royal Bank of Canada (Caribbean) Corporation Form 13f file number not yet assigned

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Aetna Inc.                     COMMON           00817Y108   212075    1700 SH       Sole    N/A         0      0 None
Alberto - Culver Co.           COMMON           013068101   213708    4400 SH       Sole    N/A         0      0 None
Alcoa Inc.                     COMMON           013817101   131964    4200 SH       Sole    N/A         0      0 None
American Express Co.           COMMON           025816109  4250298   75400 SH       Sole    N/A         0      0 None
American International Group   COMMON           026874107  3079923   46900 SH       Sole    N/A         0      0 None
Inc.
American Standard Companies    COMMON           029712106   161148    3900 SH       Sole    N/A         0      0 None
Inc.
Anheuser-Busch Companies Inc.  COMMON           035229103   162336    3200 SH       Sole    N/A         0      0 None
Autoliv Inc.                   COMMON           052800109  1941660   40200 SH       Sole    N/A         0      0 None
Bank of America Corp.          COMMON           060505104   328930    7000 SH       Sole    N/A         0      0 None
Burlington Resources Inc.      COMMON           122014103   230550    5300 SH       Sole    N/A         0      0 None
Cadbury Schweppes Plc          ADR              127209302  2435420   64600 ADR      Sole    N/A         0      0 None
Canon Inc.                     ADR              138006309  4791158   88300 ADR      Sole    N/A         0      0 None
Carnival Plc                   ADR              14365C103   422625    6900 ADR      Sole    N/A         0      0 None
Cisco Systems Inc.             COMMON           17275R102    52164    2700 SH       Sole    N/A         0      0 None
Citigroup Inc.                 COMMON           172967101  3694586   76683 SH       Sole    N/A         0      0 None
CRH Plc                        ADR              12626K203   238342    8900 ADR      Sole    N/A         0      0 None
CVS Corp.                      COMMON           126650100   211829    4700 SH       Sole    N/A         0      0 None
Dell Inc.                      COMMON           24702R101   130634    3100 SH       Sole    N/A         0      0 None
Dentsply International Inc.    COMMON           249030107  2495280   44400 SH       Sole    N/A         0      0 None
DIAMONDS Trust                 UNIT SER 1       252787106   376285    3500 SH       Sole    N/A         0      0 None
Dow Chemical Co.               COMMON           260543103   103971    2100 SH       Sole    N/A         0      0 None
E.ON AG                        SPONSORED ADR    268780103   236600    2600 ADR      Sole    N/A         0      0 None
EMC Corp.                      COMMON           268648102   227511   15300 SH       Sole    N/A         0      0 None
ENI SpA                        SPONSORED ADR    26874R108  2114112   16800 ADR      Sole    N/A         0      0 None
Exxon Mobil Corp.              COMMON           30231G102   153780    3000 SH       Sole    N/A         0      0 None
General Electric Co.           COMMON           369604103  2686400   73600 SH       Sole    N/A         0      0 None
Goldman Sachs Group Inc.       COMMON           38141G104   301716    2900 SH       Sole    N/A         0      0 None
Harrah's Entertainment Inc.    COMMON           413619107   247493    3700 SH       Sole    N/A         0      0 None
Home Depot Inc.                COMMON           437076102   170960    4000 SH       Sole    N/A         0      0 None
HSBC Holdings Plc              SPONSORED ADR    404280406  1234530   14500 ADR      Sole    N/A         0      0 None
IMS Health Inc.                COMMON           449934108  2102826   90600 SH       Sole    N/A         0      0 None
ING Groep NV                   SPONSORED ADR    456837103   417450   13800 ADR      Sole    N/A         0      0 None
Ingersoll-Rand Co.             CLASS A COMMON   G4776G101   184690    2300 SH       Sole    N/A         0      0 None
International Business         COMMON           459200101   167586    1700 SH       Sole    N/A         0      0 None
Machines Corp.
International Game Technology  COMMON           459902102   921384   26800 SH       Sole    N/A         0      0 None
IShares S & P Europe 350 Index INDEX            464287861 15343475  203900 SH       Sole    N/A         0      0 None
J.P. Morgan Chase & Co.        COMMON           46625H100   136066    3488 SH       Sole    N/A         0      0 None
Johnson & Johnson              COMMON           478160104   114156    1800 SH       Sole    N/A         0      0 None
Koninklijke KPN NV             SPONSORED ADR    780641205   283932   29700 ADR      Sole    N/A         0      0 None
Kubota Corp.                   ADR              501173207   500395   20300 ADR      Sole    N/A         0      0 None
Manpower Inc.                  COMMON           56418H100  2830380   58600 SH       Sole    N/A         0      0 None
Marsh & McLennan Companies     COMMON           571748102  2161530   65700 SH       Sole    N/A         0      0 None
Inc.
Microsoft Corp.                COMMON           594918104  2444880   91500 SH       Sole    N/A         0      0 None
Mitsubishi Tokyo Financial     SPONSORED ADR    606816106   461944   45200 ADR      Sole    N/A         0      0 None
Monsanto Co.                   COMMON           61166W101  3016365   54300 SH       Sole    N/A         0      0 None
Moody's Corp.                  COMMON           615369105  2449170   28200 SH       Sole    N/A         0      0 None
NASDAQ-100                     UNIT SER 1       631100104  5280754  132300 SH       Sole    N/A         0      0 None
Newmont Mining Corp.           COMMON           651639106   142112    3200 SH       Sole    N/A         0      0 None
Nokia Corp.                    SPONSORED ADR    654902204  4625784  295200 ADR      Sole    N/A         0      0 None
Nomura Holdings Inc.           SPONSORED ADR    65535H208    53872    3700 ADR      Sole    N/A         0      0 None
Novartis AG                    SPONSORED ADR    66987V109   222376    4400 ADR      Sole    N/A         0      0 None
Novo Nordisk A/S               ADR              670100205  3608290   66500 ADR      Sole    N/A         0      0 None
NTT DoCoMo Inc.                SPONS ADR        62942M201  2806034  150700 ADR      Sole    N/A         0      0 None
Omnicom Group                  COMMON           681919106  2647648   31400 SH       Sole    N/A         0      0 None
Orix Corp.                     SPONSORED ADR    686330101    75460    1100 ADR      Sole    N/A         0      0 None
Parker Hannifin Corp.          COMMON           701094104   204498    2700 SH       Sole    N/A         0      0 None
Quest Diagnostics Inc.         COMMON           74834L100   219765    2300 SH       Sole    N/A         0      0 None
Rio Tinto Plc                  SPONSORED ADR    767204100   166894    1400 ADR      Sole    N/A         0      0 None
Ryanair Holdings Plc           SPONSORED ADR    783513104  2689500   66000 ADR      Sole    N/A         0      0 None
S & P 500 Depository Receipt   SPDR TR          78462F103 43005546  355800 SH       Sole    N/A         0      0 None
Sealed Air Corp.               COMMON           81211K100  2722097   51100 SH       Sole    N/A         0      0 None
Siemens AG                     SPONSORED ADR    826197501   228609    2700 SH       Sole    N/A         0      0 None
Technip SA                     SPONSORED ADR    878546209   574164   12300 ADR      Sole    N/A         0      0 None
Tenet Healthcare Corp.         COMMON           88033G100  2119140  193000 SH       Sole    N/A         0      0 None
Teva Pharmaceutical Industries COMMON           881624209   639004   21400 SH       Sole    N/A         0      0 None
Ltd.
The Walt Disney Co.            COMMON           254687106  2946800  106000 SH       Sole    N/A         0      0 None
TOTAL SA                       SPONSORED ADR    89151E109  1175288   10700 ADR      Sole    N/A         0      0 None
United Technologies Corp.      COMMON           913017109   165360    1600 SH       Sole    N/A         0      0 None
Vodafone Group Plc             SPONSORED ADR    92857W100   268324    9800 ADR      Sole    N/A         0      0 None
Wells Fargo & Co.              COMMON           949746101  3300165   53100 SH       Sole    N/A         0      0 None
Wendy's International Inc.     COMMON           950590109   164892    4200 SH       Sole    N/A         0      0 None
WPP Group Plc                  SPON ADR NEW     929309300  2820972   51600 ADR      Sole    N/A         0      0 None